Other assets - Schedule of Operating Lease Assets (Details) - Operating lease - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment:	£ 7,265	£ 6,523
Electric vehicles
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment:	3,894	3,259
Internal combustion engine vehicles
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment:	1,630	1,815
Self-charging hybrid vehicles
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment:	166	186
Plug-in hybrid vehicles
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment:	1,575	1,258
Other
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Property, plant and equipment:	£ 0	£ 5